Leases	12 Months Ended
Mar. 31, 2024
Lease [Abstract]
Leases	LEASES
Right-of-use assets
The following right-of-use assets relate to right-of-use real estate:

As at	March 31,
	2024	2023
	$	$
Beginning balance	9,353	15,146
Additions	557	428
Depreciation	(2,575)	(3,729)
Impairment (a)	(1,272)	(2,923)
Derecognition (b)	(448)	—
Exchange rate effect	(9)	431
Net carrying amount	5,606	9,353

(a) During the year ended March 31, 2024, the Company recorded impairment charges against certain real estate right-of-use assets, in the context of an on-going review of its real estate strategy following the integration of acquisitions and changes in working conditions in order to reduce the Company's footprint, realize synergies and improve the cost structure of the combined business. As a result, an impairment charge of $1,272,000 (2023 - $1,984,000) is presented in selling, general and administrative expenses and nil (2023 - $939,000) is presented in integration costs.
(b) During the year ended March 31, 2024, the Company entered into an agreement to sublease a portion of its office space to a subtenant. The sublease resulted in the derecognition of the right-of-use asset associated with the office space and the recognition of a short-term and a long-term lease receivable, included in accounts receivable and other receivables and other assets, respectively, in the aggregate amount of $1,033,000 (2023 - $103,000).
Lease liabilities

As at	March 31,
	2024	2023
	$	$
Beginning balance	18,516	21,263
Additions	557	428
Lease payments	(5,617)	(4,478)
Lease interest	664	825
Remeasurement	(2,593)	—
Exchange rate effect	(7)	478
Ending balance	11,520	18,516
Current portion	4,136	3,873
	7,384	14,643

7. LEASES (CONT’D)
Contractual lease payments under the lease liabilities as at March 31, 2024 are as follows:

As at	March 31, 2024
$
Less than one year	4,559
One to two years	2,750
Two to five years	3,981
More than five years	1,325
Total undiscounted lease payments at period end	12,615

Amounts recognized in net loss

Year ended	March 31,
	2024	2023
	$	$
Interest on lease liabilities	664	825

Total cash outflows for leases, including non-lease components, for the years ended March 31, 2024 and 2023 were $7,209,000 and $6,801,000, respectively.